PENSION AND POST-RETIREMENT BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2025
Retirement Benefits [Abstract]
Schedule of Changes in Projected Benefit Obligations and Change in Plan Assets
The following tables present changes in, and components of, People Inc.’s net assets/liabilities for pension and other post-retirement benefits:

	Year Ended December 31, 2025			Year Ended December 31, 2024
	Pension		Post-Retirement	Pension		Post-Retirement
	U.S.	U.K.	U.S.	U.S.	U.K.	U.S.
	(In thousands)
Change in benefit obligation
Benefit obligation, beginning of year	$3,632	$420,626	$4,042	$56,722	$488,269	$4,248
Service cost	—	—	—	202	—	1
Interest cost	138	21,589	212	1,816	19,288	206
Net actuarial loss (gain)	66	12,559	(480)	(7,357)	(62,955)	(370)
Benefits paid (including lump sums)	(666)	(18,296)	(65)	(496)	(18,822)	(43)
Settlements	—	—	—	(46,856)	—	—
Curtailment gain	—	—	—	(399)	—	—
Foreign currency exchange rate impact	—	32,201	—	—	(5,154)	—
Benefit obligation, end of year	$3,170	$468,679	$3,709	$3,632	$420,626	$4,042
Change in plan assets
Fair value of plan assets, beginning of year	$—	$419,963	$—	$62,008	$488,701	$—
Actual return on plan assets	—	30,922	—	823	(45,117)	—
Employer contributions	666	186	65	489	172	—
Benefits paid (including lump sums)	(666)	(18,296)	(65)	(496)	(18,822)	—
Settlements	—	—	—	(46,856)	—	—
Transfer to QRP	—	—	—	(15,968)	—	—
Foreign currency exchange rate impact	—	32,154	—	—	(4,971)	—
Fair value of plan assets, end of year	$—	$464,929	$—	$—	$419,963	$—
(Under) funded status, end of year	$(3,170)	$(3,750)	$(3,709)	$(3,632)	$(663)	$(4,042)

Schedule of Amounts Recognized in Balance Sheet
The following amounts are recognized in the December 31, 2025 and 2024 balance sheet, respectively:

	December 31,
	2025			2024
	Pension		Post-Retirement	Pension		Post-Retirement
	U.S.	U.K.	U.S.	U.S.	U.K.	U.S.
	(In thousands)
Other current assets
Prepaid benefit cost	$—	$—	$—	$—	$3,275	$—
Other non-current assets
Prepaid benefit cost	—	287	—	—	—	—
Accrued expenses and other current liabilities
Accrued benefit liability	(1,431)	(207)	(403)	(1,619)	(186)	(432)
Other long-term liabilities
Accrued benefit liability	(1,739)	(3,830)	(3,306)	(2,013)	(3,752)	(3,610)
Net amount recognized	$(3,170)	$(3,750)	$(3,709)	$(3,632)	$(663)	$(4,042)

Schedule of Plan with Projected Benefit Obligation and Accumulated Benefit Obligations in Excess of Plan Assets
The following table provides information about pension plans with projected benefit obligations and accumulated benefit obligations in excess of plan assets:

	December 31,
	2025		2024
	U.S.	U.K.	U.S.	U.K.
	(In thousands)
Projected benefit obligation	$3,170	$4,037	$3,632	$3,938
Accumulated benefit obligation	$3,170	$4,037	$3,632	$3,938
Fair value of plan assets	$—	$—	$—	$—

Schedule of Net Benefit Costs
The components of net periodic benefit cost (credit) recognized in the statement of operations were as follows:

	Year Ended December 31, 2025			Year Ended December 31, 2024			Year Ended December 31, 2023
	Pension		Post- Retirement	Pension		Post- Retirement	Pension		Post- Retirement
	U.S.	U.K.	U.S.	U.S.	U.K.	U.S.	U.S.	U.K.	U.S.
	(In thousands)
Service cost	$—	$—	$—	$202	$—	$1	$211	$—	$4
Interest cost	138	21,589	212	1,816	19,288	206	3,140	19,610	231
Expected return on plan assets	—	(21,539)	—	(1,293)	(19,289)	—	(1,881)	(19,586)	—
Actuarial loss (gain) recognition	66	3,134	(480)	(6,887)	1,272	(370)	(932)	(225)	(496)
Curtailment gain	—	—	—	(399)	—	—	—	—	—
Net periodic benefit cost (credit)	$204	$3,184	$(268)	$(6,561)	$1,271	$(163)	$538	$(201)	$(261)

Schedule of Assumptions
Benefit obligations were determined using the following weighted average assumptions:

	Year Ended December 31, 2025			Year Ended December 31, 2024
	Pension		Post-Retirement	Pension		Post-Retirement
	U.S.	U.K.	U.S.	U.S.	U.K.	U.S.
Discount rate	4.58%	5.14%	5.14%	5.27%	4.99%	5.55%
Rate of compensation increase	N/A	N/A	3.50%	2.96%	N/A	3.50%
Cash balance interest credit rate	2.39%	N/A	N/A	2.39%	N/A	N/A

Net periodic benefit cost (credit) was determined using the following weighted average assumptions:

	Year Ended December 31, 2025			Year Ended December 31, 2024			Year Ended December 31, 2023
	Pension		Post- Retirement	Pension		Post- Retirement	Pension		Post- Retirement
	U.S.	U.K.	U.S.	U.S.	U.K.	U.S.	U.S.	U.K.	U.S.
Discount rate	5.27%	4.99%	5.55%	5.36%	4.06%	5.11%	5.48%	4.13%	5.46%
Expected return on plan assets	N/A	4.99%	N/A	5.22%	4.06%	N/A	4.48%	4.12%	N/A
Rate of compensation increase	N/A	N/A	3.50%	2.90%	N/A	3.50%	2.99%	N/A	3.50%
Cash balance interest credit rate	2.39%	N/A	N/A	2.39%	N/A	N/A	2.39%	N/A	N/A
The assumed healthcare trend rates used to measure the expected cost of benefits for the post-retirement plan were as follows:

	December 31,
	2025	2024	2023
Initial level	7.00%	6.50%	6.00%
Ultimate level	5.00%	5.00%	5.00%
Years to ultimate level	8	6	4

Schedule of Fair Value Measurements
Fair value measurements for the U.K. pension plan assets were as follows:

	December 31, 2025
	Level 1	Level 2	Level 3	Total Fair Value Measurements
	(In thousands)
Cash and cash equivalents	$3,183	$—	$—	$3,183
Fixed income	—	—	—	—
Insurance annuity contracts	—	—	461,746	461,746
Total assets at fair value	$3,183	$—	$461,746	$464,929

	December 31, 2024
	Level 1	Level 2	Level 3	Total Fair Value Measurements
	(In thousands)
Cash and cash equivalents	$6,384	$—	$—	$6,384
Fixed income	—	—	332	332
Insurance annuity contracts	—	—	413,247	413,247
Total assets at fair value	$6,384	$—	$413,579	$419,963

Schedule of Changes in Fair Value of Plan Assets
The following table provides a reconciliation of the beginning and ending balances of assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3):

	Year Ended December 31,
	2025	2024
	(In thousands)
Balance at January 1	$413,579	$480,502
Purchases	1,408	—
Settlements	(18,149)	(18,899)
Sale	(316)	—
Change in fair value	33,215	(44,238)
Foreign currency translation	32,009	(3,786)
Balance at December 31	$461,746	$413,579

Schedule of Expected Benefit Payments
The benefit payments for the U.S. will be made from People Inc.’s current funds and the payments for the U.K. plan will primarily be made from the funded IPC Plan; the benefit payments expected to be paid are as follows:

	Pension Benefits		Post-Retirement Benefits
	U.S.	U.K.	U.S.
Year Ending December 31,	(In thousands)
2026	$1,464	$20,011	$414
2027	257	21,114	387
2028	427	22,063	365
2029	194	22,998	345
2030	327	23,956	328
2031-2035	654	135,813	1,399
Net amount recognized, end of year	$3,323	$245,955	$3,238